14. Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
14. Subsequent Events

On January 10, 2013, the Company entered into a $40,000 loan agreement with an unrelated third party. The loan bears interest at the Bank of Canada Prime Rate plus 1%. The borrower may repay the entire loan including the outstanding interest at any time by advising the lender of such intent to repay 15 days prior to the anticipated date of repayment.